Financial Investments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Financial Investments

	2017	2016
	£m	£m
Loans and receivables securities	2,180	257
Debt securities:
– Available-for-sale	8,772	10,449
– Held-to-maturity	6,578	6,648
Available-for-sale equity securities	81	112
	17,611	17,466